Shareholder Report, Average Annual Return (Details)	12 Months Ended	24 Months Ended
	Sep. 30, 2025	Sep. 30, 2025
CoreValues Alpha Greater China Growth ETF
Average Annual Return [Line Items]
Average Annual Return, Percent	31.49%	27.83%
S&P 500® Total Return Index
Average Annual Return [Line Items]
Average Annual Return, Percent	17.60%	25.94%